Trade Accounts Receivable, Net - Changes in Allowance for Expected Credit Losses (Details) - Trade receivables - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Increase (decrease) in financial assets [abstract]
Balance at the beginning of the period	$ 2,535	$ 2,238	$ 1,951
Allowance for the period	1,176	1,367	1,060
Additions (write-offs) of uncollectible accounts	(831)	(557)	(945)
Addition from business combinations	69	3	166
Effects of changes in foreign exchange rates	99	(26)	6
Disposal of businesses	(69)	(490)	0
Balance at the end of the period	2,979	$ 2,535	$ 2,238
Health Division
Increase (decrease) in financial assets [abstract]
Additions (write-offs) of uncollectible accounts	$ (506)